Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Stock Option Activity

A summary of stock option activity during the three years ended December 31, 2016 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding at January 1, 2014	1,184,000	$6.26	$1.62
Granted	60,000	$8.05	$2.55
Exercised	(15,000)	$5.92	$1.87
Expired	(53,500)	$5.93	$1.68

Outstanding at December 31, 2014	1,175,500	$6.37	$1.66

Granted	851,869	$7.53	$1.78
Exercised	(600,000)	$6.66	$1.98
Expired	(296,500)	$5.60	$1.09

Outstanding at December 31, 2015	1,130,869	$7.29	$1.68

Granted	2,740,000	$5.92	$1.16
Exercised	(471,869)	$6.97	$1.31
Expired	(535,000)	$6.62	$1.49

Outstanding at December 31, 2016	2,864,000	$6.16	$1.28

Option Outstanding by Company

Details of the options outstanding at December 31, 2016 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2012
159,000	vested in 2014	$5.63	June 1, 2014 to April 24, 2017*	3.8
In 2014
60,000	100% vested at date of grant	$8.05	June 6, 2014 to June 5, 2017	5.2
In 2015
75,000	100% vested at date of grant	$5.33	June 5, 2015 to June 4, 2018	17.1
305,000	100% vested at date of grant	$8.00	October 30, 2015 to October 29, 2020	46.0
15,000	100% vested at date of grant	$8.00	December 1, 2015 to October 29, 2020	46.0
In 2016
150,000	100% vested at date of grant	$6.22	July 29, 2016 to July 28, 2017	6.9
310,000	vested in January 2017	$6.22	January 1, 2017 to December 31, 2017	12.0
310,000	vested in January 2018	$6.22	January 1, 2018 to December 31, 2018	24.0
310,000	vested in January 2019	$6.22	January 1, 2019 to December 31, 2019	36.0
310,000	vested in January 2020	$6.22	January 1, 2020 to December 31, 2020	48.0
172,000	100% vested at date of grant	$5.41	July 29, 2016 to July 28, 2017	6.9
172,000	vested in January 2017	$5.41	January 1, 2017 to December 31, 2017	12.0
172,000	vested in January 2018	$5.41	January 1, 2018 to December 31, 2018	24.0
172,000	vested in January 2019	$5.41	January 1, 2019 to December 31, 2019	36.0
172,000	vested in January 2020	$5.41	January 1, 2020 to December 31, 2020	48.0

*	Exercisable period modified in 2015

Weighted Average Fair Value Options Granted, Assumptions

The weighted average fair value of options granted during 2014, 2015 and 2016 was $2.55, $1.78 and $1.16, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2014	2015	2016
Risk-free interest rate	0.86%	0.85% to 1.73%	0.50% to 1.24%
Expected life	3 years	3 years to 5 years	1 years to 5 years
Expected volatility	58.86%	49.50% to 55.94%	34.64% to 50.61%
Expected dividend yield	4.22%	1.35% to 2.02%	1.31% to 1.48%